UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number            811-09939
                                                  ------------------------------

                     Advantage Advisers Stratigos Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
        ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
        ------------------------------------------------------------------
                     (Name and address of agent for service)

         Registrant's telephone number, including area code:    212-667-4225
                                                             -------------------
                      Date of fiscal year end:  December 31
                                               -------------

             Date of reporting period: July 1, 2004 - June 30, 2005
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005


ACCOUNT -  STRATIGOS

------------------------------------------------------------------------------------------------------------------------------------
ACTIVISION, INC.                                          TICKER:  ATVI                              ANNUAL MEETING DATE: 09/21/2004

ISSUER: 004930202  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 07/30/2004

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 09/21/2004

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932210468 -MANAGEMENT

 Proposal Number       Vote Cast       RV   Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ELECTION OF DIRECTORS
        02                For         For   RATIFY APPOINTMENT OF INDEPENDENT AUDITORS



------------------------------------------------------------------------------------------------------------------------------------


ORACLE CORPORATION                                        TICKER:  ORCL                              ANNUAL MEETING DATE: 10/29/2004

ISSUER: 68389X105  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 09/02/2004

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 10/29/2004

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932223011 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ELECTION OF DIRECTORS
        02                For         For   APPROVE EXECUTIVE BONUS PLAN
        03                For         For   RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
        04                For         For   AMEND LONG TERM INCENTIVE PLAN
        05                For       Against MISCELLANEOUS SHAREHOLDER PROPOSAL



------------------------------------------------------------------------------------------------------------------------------------


LINEAR TECHNOLOGY CORPORATION                             TICKER:  LLTC                     ANNUAL MEETING DATE: 11/03/2004

ISSUER: 535678106  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 09/08/2004

ISIN:              COUNTRY: UNITED STATES                                                   VOTE DEADLINE DATE: 11/03/2004

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932225988 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ELECTION OF DIRECTORS
        02                For         For   RATIFY APPOINTMENT OF INDEPENDENT AUDITORS



------------------------------------------------------------------------------------------------------------------------------------


LAM RESEARCH CORPORATION                                  TICKER:  LRCX                              ANNUAL MEETING DATE: 11/04/2004

ISSUER: 512807108  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 09/10/2004

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 11/04/2004

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932230775 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ELECTION OF DIRECTORS
        02                For         For   RATIFY APPOINTMENT OF INDEPENDENT AUDITORS


------------------------------------------------------------------------------------------------------------------------------------



MICROSOFT CORPORATION                                     TICKER:  MSFT                              ANNUAL MEETING DATE: 11/09/2004

ISSUER: 594918104  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 09/10/2004

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 11/09/2004

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932226067 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ELECTION OF DIRECTORS
        02                For         For   AMEND STOCK OPTION PLAN
        03                For         For   AMEND NON-EMPLOYEE DIRECTOR PLAN
        04                For         For   ADOPT INCENTIVE STOCK OPTION PLAN
        05                For         For   RATIFY APPOINTMENT OF INDEPENDENT AUDITORS



------------------------------------------------------------------------------------------------------------------------------------


JDS UNIPHASE CORPORATION                                  TICKER:  JDSU                              ANNUAL MEETING DATE: 11/16/2004

ISSUER: 46612J101  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 09/15/2004

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 11/16/2004

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932227716 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ELECTION OF DIRECTORS
        02                For         For   RATIFY APPOINTMENT OF INDEPENDENT AUDITORS



------------------------------------------------------------------------------------------------------------------------------------


CISCO SYSTEMS, INC.                                       TICKER:  CSCO                              ANNUAL MEETING DATE: 11/18/2004

ISSUER: 17275R102  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 09/20/2004

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 11/18/2004

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932215874 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ELECTION OF DIRECTORS
        02                For         For   RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
        03              Against     Against S/H PROPOSAL - CORPORATE GOVERNANCE



------------------------------------------------------------------------------------------------------------------------------------


TAIWAN SEMICONDUCTOR MFG. CO. LTD.                        TICKER:  TSM                              SPECIAL MEETING DATE: 12/21/2004

ISSUER: 874039100  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 11/22/2004

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 12/16/2004

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932245245 -MANAGEMENT

 Proposal Number       Vote Cast       RV   Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ARTICLES OF ASSOCIATION


------------------------------------------------------------------------------------------------------------------------------------



ATI TECHNOLOGIES INC.                                     TICKER:  ATYT                             SPECIAL MEETING DATE: 01/25/2005

ISSUER: 001941103  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 12/15/2004

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 01/20/2005

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932250878 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL
        02                For         For   APPOINT AUDITORS AND APPROVE REMUNERATION
        03                For         For   APPROVE CONTINUANCE OF COMPANY
        04                For         For   ARTICLES OF ASSOCIATION
        05                For         For   AMEND STOCK OPTION PLAN
        06                For         For   AMEND STOCK OPTION PLAN



------------------------------------------------------------------------------------------------------------------------------------


BROOKS AUTOMATION, INC.                                   TICKER:  BRKS                              ANNUAL MEETING DATE: 02/17/2005

ISSUER: 114340102  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 01/03/2005

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 02/16/2005

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932254167 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ELECTION OF DIRECTORS



------------------------------------------------------------------------------------------------------------------------------------


ANALOG DEVICES, INC.                                      TICKER:  ADI                               ANNUAL MEETING DATE: 03/08/2005

ISSUER: 032654105  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 01/14/2005

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 03/07/2005

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932258595 -MANAGEMENT

 Proposal Number       Vote Cast       RV   Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ELECTION OF DIRECTORS
        02                For         For   RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
        03                For        AgainstS/H PROPOSAL - CORPORATE GOVERNANCE


------------------------------------------------------------------------------------------------------------------------------------




ACCOUNT -  STRATIGOS SEG

------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, INCORPORATED                                    TICKER:  QCOM                              ANNUAL MEETING DATE: 03/08/2005

ISSUER: 747525103  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 01/07/2005

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 03/07/2005

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932255094 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ELECTION OF DIRECTORS
        02                For         For   AMEND ARTICLES/BYLAW/CHARTER-ORGANIZATION RELATED
        03                For         For   APPROVE AUTHORIZED COMMON STOCK INCREASE
        04                For         For   APPROVE CHARTER AMENDMENT
        05                For         For   RATIFY APPOINTMENT OF INDEPENDENT AUDITORS



------------------------------------------------------------------------------------------------------------------------------------


ACTIVISION, INC.                                          TICKER:  ATVI                             SPECIAL MEETING DATE: 04/04/2005

ISSUER: 004930202  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 03/07/2005

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 04/01/2005

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932273953 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   APPROVE AUTHORIZED COMMON STOCK INCREASE


------------------------------------------------------------------------------------------------------------------------------------


ACCOUNT -  STRATIGOS

------------------------------------------------------------------------------------------------------------------------------------
NOVELL, INC.                                              TICKER:  NOVL                              ANNUAL MEETING DATE: 04/14/2005

ISSUER: 670006105  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 02/15/2005

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 04/13/2005

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932265095 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ELECTION OF DIRECTORS
        02                For         For   RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
        03                For       Against S/H PROPOSAL - CORPORATE GOVERNANCE



------------------------------------------------------------------------------------------------------------------------------------


ARM HOLDINGS PLC                                          TICKER:  ARMHY                             ANNUAL MEETING DATE: 04/25/2005

ISSUER: 042068106  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 03/07/2005

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 04/15/2005

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932271389 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        O1                For         For   CHANGE STOCK EXCHANGE LISTING
        O2                For         For   CHANGE STOCK EXCHANGE LISTING
        O3                For         For   CHANGE STOCK EXCHANGE LISTING
        O4                For         For   CHANGE STOCK EXCHANGE LISTING
        O5                For         For   CHANGE STOCK EXCHANGE LISTING
        O6                For         For   CHANGE STOCK EXCHANGE LISTING
        O7                For         For   CHANGE STOCK EXCHANGE LISTING
        O8                For         For   CHANGE STOCK EXCHANGE LISTING
        O9                For         For   CHANGE STOCK EXCHANGE LISTING
       O10                For         For   CHANGE STOCK EXCHANGE LISTING
       O11                For         For   CHANGE STOCK EXCHANGE LISTING
       O12                For         For   CHANGE STOCK EXCHANGE LISTING
       O13                For         For   CHANGE STOCK EXCHANGE LISTING
       S14                For         For   CHANGE STOCK EXCHANGE LISTING


------------------------------------------------------------------------------------------------------------------------------------


ACCOUNT -  STRATIGOS SEG

------------------------------------------------------------------------------------------------------------------------------------
ARM HOLDINGS PLC                                          TICKER:  ARMHY                             ANNUAL MEETING DATE: 04/25/2005

ISSUER: 042068106  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 03/07/2005

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 04/15/2005

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932271389 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        O1                For         For   CHANGE STOCK EXCHANGE LISTING
        O2                For         For   CHANGE STOCK EXCHANGE LISTING
        O3                For         For   CHANGE STOCK EXCHANGE LISTING
        O4                For         For   CHANGE STOCK EXCHANGE LISTING
        O5                For         For   CHANGE STOCK EXCHANGE LISTING
        O6                For         For   CHANGE STOCK EXCHANGE LISTING
        O7                For         For   CHANGE STOCK EXCHANGE LISTING
        O8                For         For   CHANGE STOCK EXCHANGE LISTING
        O9                For         For   CHANGE STOCK EXCHANGE LISTING
       O10                For         For   CHANGE STOCK EXCHANGE LISTING
       O11                For         For   CHANGE STOCK EXCHANGE LISTING
       O12                For         For   CHANGE STOCK EXCHANGE LISTING
       O13                For         For   CHANGE STOCK EXCHANGE LISTING
       S14                For         For   CHANGE STOCK EXCHANGE LISTING


------------------------------------------------------------------------------------------------------------------------------------


ACCOUNT -  STRATIGOS

------------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORPORATION                                      TICKER:  BRCM                              ANNUAL MEETING DATE: 04/28/2005

ISSUER: 111320107  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 03/04/2005

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 04/27/2005

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932287798 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ELECTION OF DIRECTORS
        02                For         For   AMEND INCENTIVE STOCK OPTION PLAN
        03                For         For   RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
        04              Against     Against MISCELLANEOUS SHAREHOLDER PROPOSAL



------------------------------------------------------------------------------------------------------------------------------------


SYMBOL TECHNOLOGIES, INC.                                 TICKER:  SBL                               ANNUAL MEETING DATE: 05/09/2005

ISSUER: 871508107  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 03/28/2005

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 05/06/2005

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932306207 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ELECTION OF DIRECTORS
        02                For         For   RATIFY APPOINTMENT OF INDEPENDENT AUDITORS



------------------------------------------------------------------------------------------------------------------------------------


TAIWAN SEMICONDUCTOR MFG. CO. LTD.                        TICKER:  TSM                               ANNUAL MEETING DATE: 05/10/2005

ISSUER: 874039100  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 03/14/2005

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 05/04/2005

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932304316 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   RECEIVE CONSOLIDATED FINANCIAL STATEMENTS
        02                For         For   MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL
        03                For         For   DIVIDEND
        04                For         For   ARTICLES OF ASSOCIATION


------------------------------------------------------------------------------------------------------------------------------------


ACCOUNT -  STRATIGOS SEG

------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC.                                               TICKER:  GOOG                              ANNUAL MEETING DATE: 05/12/2005

ISSUER: 38259P508  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 03/28/2005

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 05/11/2005

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932312313 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ELECTION OF DIRECTORS
        02                For         For   RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
        03                For         For   AMEND STOCK OPTION PLAN


------------------------------------------------------------------------------------------------------------------------------------


ACCOUNT -  STRATIGOS

------------------------------------------------------------------------------------------------------------------------------------
MERCURY INTERACTIVE CORPORATION                           TICKER:  MERQ                              ANNUAL MEETING DATE: 05/19/2005

ISSUER: 589405109  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 03/22/2005

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 05/18/2005

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932288548 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ELECTION OF DIRECTORS
        02                For         For   RATIFY APPOINTMENT OF INDEPENDENT AUDITORS



------------------------------------------------------------------------------------------------------------------------------------


YAHOO] INC.                                                TICKER: YHOO                              ANNUAL MEETING DATE: 05/19/2005

ISSUER: 984332106  CITY:                                                                 HOLDINGS  RECONCILIATION  DATE:  03/23/2005

ISIN:              COUNTRY:  UNITED STATES                                                            VOTE DEADLINE DATE: 05/18/2005

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932302069 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ELECTION OF DIRECTORS
        02                For         For   AMEND STOCK OPTION PLAN
        03                For         For   AMEND DIRECTOR STOCK OPTION PLAN
        04                For         For   RATIFY APPOINTMENT OF INDEPENDENT AUDITORS



------------------------------------------------------------------------------------------------------------------------------------


TRANSACT TECHNOLOGIES INCORPORATED                        TICKER:  TACT                              ANNUAL MEETING DATE: 05/25/2005

ISSUER: 892918103  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 03/28/2005

ISIN:              COUNTRY: UNITED STATES                                                             VOTE DEADLINE DATE: 05/24/2005

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932340829 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ELECTION OF DIRECTORS
        02                For         For   RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
        03              Against       For   ADOPT INCENTIVE STOCK OPTION PLAN



------------------------------------------------------------------------------------------------------------------------------------


VERISIGN, INC.                                            TICKER:  VRSN                     ANNUAL MEETING DATE: 05/26/2005

ISSUER: 92343E102  CITY:                                                                    HOLDINGS RECONCILIATION DATE: 03/28/2005

ISIN:              COUNTRY: UNITED STATES                                                   VOTE DEADLINE DATE: 05/25/2005

CURRENCY CODE:     PAR VALUE:

SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

VOTE GROUP: GLOBAL
Agenda: 932326045 -MANAGEMENT

 Proposal Number       Vote Cast      RV    Proposal
------------------------------------------------------------------------------------------------------------------------------------
        01                For         For   ELECTION OF DIRECTORS
        02              Against       For   AMEND DIRECTOR STOCK OPTION PLAN
        03                For         For   RATIFY APPOINTMENT OF INDEPENDENT AUDITORS


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                Advantage Advisers Stratigos Fund, LLC
          ----------------------------------------------------------------------


By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Principal Executive Officer
                             (Principal Executive Officer)

Date             August 9, 2005
    ----------------------------------------------------------------------------



*Print the name and title of each signing officer under his or her signature.